SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 26,333,249
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	19,735,896
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 6,597,353